Other Income (Expense), Net (Components of Interest and Other Income, Net) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Interest income	$ 999	$ 746	$ 766
Interest expense	(104)	(101)	(81)
Gain (loss) on marketable securities, net	(208)	153	158
Foreign currency exchange losses, net	(422)	(402)	(379)
Gain (loss) on non-marketable investments, net	(126)	237	8
Loss on divestiture of businesses	0	0	(57)
Other	152	130	81
Other	291	763	496
Foreign currency loss net of recognized foreign exchange contracts	$ 123	$ 107	$ 121